Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ (241,217)	$ 83,980	$ 192,462
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation of property and equipment	5,333
Amortization of right-of-use assets	57,801	54,084	65,952
Provision for doubtful accounts	21,517	15,520	8,859
Deferred income tax	(19,291)	(2,090)	(255)
Changes in operating assets and liabilities:
Accounts receivable	212,311	(281,406)	106,094
Inventories	33,499	(63,942)	14,297
Prepayments and other current assets	(2,937)	(23,722)	(14,423)
Other non-current assets	1,369
Accounts payable	7,061	(11,587)	(10,212)
Accrued expenses and other current liabilities	19,851	37,986	(62,708)
Due to related parties			(127,045)
Contract liabilities	(101,732)	137,335
Income tax payable		(10,863)	(27,670)
Operating lease liabilities	(57,201)	(51,447)	(64,586)
Net cash provided by (used in) operating activities	(63,636)	(116,152)	80,765
Cash flows from financing activities:
Capital contribution	1,128
Repayments of due from related parties		570,486	46,480
Advances from related parties	754,061	513,393
Advances to related parties		(53,487)	(119,298)
Repayments of due to related parties	(138,400)	(114,459)
Deferred offering costs	(396,197)	(439,354)
Dividend paid to shareholders		(398,444)
Net cash (used in) provided by financing activities	220,592	78,135	(72,818)
Effects of exchange rate changes on cash	(1,794)	(26,445)	3,040
Net increase (decrease) in cash	155,162	(64,462)	10,987
Cash and restricted cash at beginning of the year	72,288	136,750	125,763
Cash and restricted cash at end of the year	227,450	72,288	136,750
Cash at end of the year	217,885	72,288	136,750
Restricted cash at end of the year	9,565
Total cash and restricted cash at end of the year	227,450	72,288	136,750
Supplemental cash flow information:
Cash paid for income taxes			38,993
Supplemental disclosure of noncash information:
ROU assets obtained in exchange for new operating lease liabilities			307,485
Property and equipment converted from inventory	$ 64,204